UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226082-05

Central Index Key Number of the issuing entity:    0001789954

GS Mortgage Securities Trust 2019-GSA1
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-226082

Central Index Key Number of the depositor:     0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)
Argentic Real Estate Finance LLC
(Central Index Key Number 0001624053)
Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)
(Exact name of sponsor as specified in its charter)

Brian Bolton, (972) 501-3950
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 21 Form ABS-EE”), filed with the Securities and Exchange Commission on October 21, 2019, with respect to GS Mortgage Securities Trust 2019-GSA1, Commercial Mortgage Pass-Through Certificates, Series 2019-GSA1. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 21 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 8, 2019

GS MORTGAGE SECURITIES CORPORATION II (Depositor)

By:	/s/ Leah Nivison
Name: Leah Nivison Title: Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)

103	Asset Related Document.	(E)